Interest and Finance Costs	12 Months Ended
Dec. 31, 2018
Interest and Finance Costs [Abstract]
Interest and Finance Costs
11.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	Year ended December 31,
	2018	2017	2016
Interest on long-term debt	14,819	11,698	6,943
Amortization of debt issuance costs	1,173	518	265
Other	423	61	27
Total	16,415	12,277	7,235

Interest and finance costs-related party are analyzed as follows:

	Year ended December 31,
	2018	2017	2016
Interest on long-term debt - related party	1,724	1,182	155
Amortization of debt issuance costs related party	7	13	-
Convertible notes interest expense	2,811	1,800	1,298
Convertible notes amortization of debt discount	4,339	2,127	1,163
Total	8,881	5,122	2,616